Cover	May 13, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 13, 2026
Entity File Number	001-43192
Entity Registrant Name	Swarmer, Inc
Entity Central Index Key	0002092574
Entity Tax Identification Number	93-1378503
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4515 Seton Center Pkwy #330
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78759
City Area Code	512
Local Phone Number	305-3513
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	SWMR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false